Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Assets Acquired and Liabilities Assumed (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2011 King [Member]
Business Acquisition [Line Items]
Working capital, excluding inventories				$ 155
Inventories				340
Property, plant and equipment				412
Identifiable intangible assets, excluding in-process research and development				1,806
In-process research and development				303
Net tax accounts				(328)
All other long-term assets and liabilities, net				102
Total identifiable net assets				2,790
Goodwill	44,672	44,569	43,432	765	[1]
Net assets acquired/total consideration transferred				$ 3,555

[1]	Goodwill recorded as of the acquisition date totaled $720 million for our three biopharmaceutical operating segments and $45 million for our Animal Health operating segment. (Since the acquisition of King, we have revised our operating segments. See Note 18A. Segment, Geographic and Other Revenue Information: Segment Information.)